OPERATING LEASES (Schedule of Revenues From Rental Properties) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Rental payments	$ 24,765		$ 29,193
Reimbursed operating expenses	7,199		7,199
Deferred rent revenue	383		383
Total revenues from rental properties	$ 32,347		$ 36,775